Related Parties (Tables)	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Summary of Analysis of the Balances with Related Parties
a) The following is an analysis of the balances with related parties as of September 30, 2023 and December 31, 2022. All the companies were considered affiliates of América Móvil since the Company or the Company’s principal shareholders are also direct or indirect shareholders in the related parties:

	2023		2022
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries	Ps.	219,463	Ps.	260,584
Sitios Latinoamérica, S.A.B. de C.V.		333,600		1,460,897
Sanborns Hermanos, S.A.		73,222		124,157
Patrimonial Inbursa, S.A.		369,658		166,366
Grupo Condumex, S.A. de C.V. and Subsidiaries		27,045		31,857
Telesites, S.A.B. de C.V. and Subsidiaries		100,518		80,677
Claroshop.com, S.A.P.I de C.V.		70,704		31,559
Other		201,240		131,116

Total	Ps.	1,395,450	Ps.	2,287,213

Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	2,566,413	Ps.	2,836,689
Grupo Condumex, S.A. de C.V. and Subsidiaries		462,891		2,036,371
Sitos Latinoamérica, S.A.B. de C.V.		1,003,640		960,244
Fianzas Guardiana Inbursa, S.A. de C.V.		433,843		437,428
Claroshop.com, S.A.P.I de C.V.		138,549		216,774
Grupo Financiero Inbursa, S.A.B. de C.V.		85,216		102,127
Seguros Inbursa, S.A. de C.V.		334,513		107,389
Cicsa Perú, S.A.C		244,335		256,344
Industrial Afiliada, S.A. de C.V		367,979		103,864
Banco Inbursa, S.A		75,130		20,089
Promotora Inbursa, S.A. de C.V		37,894		15,174
Other		286,729		131,725

Total	Ps.	6,037,132	Ps.	7,224,218

Summary of Transactions with Related Parties
b)	For the nine-month periods ended September 30, 2023 and 2022, the Company conducted the following transactions with related parties:

	2023		2022
C apital expenditures and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	7,437,743	Ps.	9,450,787
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		3,307,409		2,420,466
Associated costs for towers’ sale (iii)		1,584,080		—
Rent of towers		804,171		312,726
Other services		1,535,383		1,042,218

	Ps.	14,668,786	Ps.	13,226,197

Revenues:
Service revenues	Ps.	630,643	Ps.	547,805
Sales of towers (iv)		7,662,188		—
Sales of equipment		1,118,923		598,162

	Ps.	9,411,754	Ps.	1,145,967

i)
In 2023, this amount includes Ps. 5,405,210 (Ps. 7,414,728 in 2022) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2023, this amount includes Ps. 48,564 (Ps. 79,398 in 2022) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 0 in 2023 (Ps. 16,556 in 2022, respectively) for software services provided by an associate, and Ps. 2,734,425 (Ps. 2,272,336 in 2022) for insurance premiums paid mainly by Radiomóvil Dipsa, S.A. de C.V. (hereinafter, “Telcel”) to Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.

iii)
In 2023, this amount includes Ps. 789,414 of the cost related to the sales of towers by Compañía Dominicana de Teléfonos, S.A., Ps. 779,231 of the cost related to the sale of towers by América Móvil Perú, S.A.C., and Ps. 15,435 of the cost related to the sale of towers by Telmex.

iv)
In 2023, this amount includes Ps. 2,427,897 for sales of towers by Compañía Dominicana de Teléfonos, S.A., Ps. 4,282,291 for sales of towers by América Móvil Perú, S.A.C., and Ps. 952,000 for sale of towers by Telmex.